Share capital, Stock Options Activity (Q3) (Details)		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 26, 2025 $ / shares shares	Apr. 30, 2025 $ / shares $ / shares shares	Apr. 30, 2025 $ / shares shares	Apr. 30, 2025 USD ($) Installment $ / shares shares	Apr. 30, 2024 USD ($) shares	Jul. 31, 2024 $ / shares shares	Nov. 06, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		627,786	627,786	627,786
Forfeited (in shares)		(13,991)	(13,991)
Granted (in shares)	500,000	500,000	500,000		0
Cancelled (in shares)		(27,301)	(27,301)
Outstanding (in shares)		1,086,494	1,086,494	1,086,494		627,786
Exercisable (in shares)		446,102	446,102	446,102		334,964
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 4.01	$ 4.01
Forfeited (in dollars per share) | $ / shares			3.79
Granted (in dollars per share) | (per share)	$ 0.23		0.23
Cancelled (in dollars per share) | $ / shares			3.79
Outstanding (in dollars per share) | $ / shares			2.28	2.28		$ 4.01
Exercisable (in dollars per share) | $ / shares		$ 3.99	$ 3.99	$ 3.99		$ 4.01
Weighted average remaining contractual life				5 years 1 month 24 days		7 years 1 month 2 days
Term of options granted to officers				5 years
Vesting period of options granted to officers				12 months
Number of equal installments for vesting | Installment				24
Stock options outstanding (in shares)		1,086,494	1,086,494	1,086,494		627,786	586,494
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		26,763	26,763	26,763
Exercisable (in shares)		26,763	26,763	26,763
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Jan. 17, 2028
Stock options outstanding (in shares)		26,763	26,763	26,763
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		91,760	91,760	91,760
Exercisable (in shares)		91,760	91,760	91,760
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Feb. 06, 2028
Stock options outstanding (in shares)		91,760	91,760	91,760
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		84,113	84,113	84,113
Exercisable (in shares)		53,909	53,909	53,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 7.26
Expiry date				May 15, 2028
Stock options outstanding (in shares)		84,113	84,113	84,113
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		7,646	7,646	7,646
Exercisable (in shares)		5,734	5,734	5,734
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 7.72
Expiry date				Jun. 26, 2028
Stock options outstanding (in shares)		7,646	7,646	7,646
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		229,398	229,398	229,398
Exercisable (in shares)		160,578	160,578	160,578
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Jan. 17, 2032
Stock options outstanding (in shares)		229,398	229,398	229,398
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		45,880	45,880	45,880
Exercisable (in shares)		32,116	32,116	32,116
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Mar. 01, 2032
Stock options outstanding (in shares)		45,880	45,880	45,880
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		9,176	9,176	9,176
Exercisable (in shares)		6,424	6,424	6,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Mar. 14, 2032
Stock options outstanding (in shares)		9,176	9,176	9,176
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		76,466	76,466	76,466
Exercisable (in shares)		53,526	53,526	53,526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Oct. 12, 2032
Stock options outstanding (in shares)		76,466	76,466	76,466
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		15,292	15,292	15,292
Exercisable (in shares)		15,292	15,292	15,292
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares		$ 5.24
Expiry date				Feb. 06, 2033
Stock options outstanding (in shares)		15,292	15,292	15,292
Exercise Price Range Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)		500,000	500,000	500,000
Exercisable (in shares)		0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares			$ 0.23	$ 0.23
Expiry date				Mar. 26, 2030
Stock options outstanding (in shares)		500,000	500,000	500,000
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based payments | $				$ 52,855	$ 572,041